DEBT - New Credit Agreement (Details) $ in Thousands			3 Months Ended		12 Months Ended
	Oct. 01, 2022	Aug. 20, 2021 USD ($)	Mar. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Mar. 31, 2021 USD ($)
Debt
Outstanding borrowings			$ 146,599	$ 148,564	$ 148,564	$ 222,315
Loss on extinguishment of debt					15,155	200
Debt issuance costs paid					$ 2,198
New Credit Agreement
Debt
Minimum fixed charge coverage ratio				1.25	1.25
Total net leverage ratio				3.75	3.75
Increase in total net leverage ratio				0.50	0.50
Loss on extinguishment of debt					$ 15,155
Financing costs paid					4,114
Fees paid to lenders					1,916
Debt issuance costs paid					2,198
Unamortized debt discount				$ 956	956	11,906
Unamortized debt issuance costs				$ 1,092	$ 1,092	1,099
New Credit Agreement | Minimum
Debt
Commitment Fee			0.175%	0.175%	0.175%
New Credit Agreement | Maximum
Debt
Commitment Fee			0.25%	0.25%	0.25%
Total net leverage ratio	3.50
New Credit Agreement | Base Rate | Minimum
Debt
Applicable margin (as a percent)			0.50%		0.50%
New Credit Agreement | Base Rate | Maximum
Debt
Applicable margin (as a percent)			1.50%		1.50%
New Credit Agreement | LIBOR | Minimum
Debt
Applicable margin (as a percent)			1.50%		1.50%
New Credit Agreement | LIBOR | Maximum
Debt
Applicable margin (as a percent)			2.50%		2.50%
New Credit Agreement | Revolving credit facility.
Debt
Maximum borrowing capacity		$ 100,000
Outstanding borrowings			$ 0	$ 0	$ 0	0	$ 0
Available borrowing capacity			$ 96,931	96,961	96,961
Financing costs paid					1,365
New Credit Agreement | Term loan
Debt
Aggregate principal amount per quarter (in percent)		1.25%	1.25%
Outstanding borrowings		$ 200,000		158,564	$ 158,564	$ 224,438
Increase in total net leverage ratio					2.61	7.50
Financing costs paid					$ 2,749
New Credit Agreement | Letter of credit
Debt
Maximum borrowing capacity		15,000
Outstanding letters of credit			$ 3,069	$ 3,039	$ 3,039
New Credit Agreement | Swing line loans
Debt
Maximum borrowing capacity		$ 10,000